DISPOSITION OF BUSINESSES (Details) $ in Millions, $ in Millions															1 Months Ended	3 Months Ended			6 Months Ended
	Jul. 16, 2026 USD ($)	Jul. 15, 2026	Jun. 30, 2026 USD ($)	Mar. 17, 2026 USD ($) electricityTransmission	Feb. 23, 2026 USD ($)	Feb. 23, 2026 CAD ($)	Feb. 22, 2026	Jan. 29, 2026 USD ($)	Oct. 15, 2025 USD ($)	Oct. 15, 2025 CAD ($)	Oct. 14, 2025	Oct. 02, 2025	Oct. 01, 2025 USD ($)	Mar. 26, 2025	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025
Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate															67.00%				33.00%
Consideration receivable			$ 235												$ 235	$ 235
U.S. bulk fiber network
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary			80.00%
Proceeds from disposition			$ 300
Proportion of ownership interest in associate			20.00%
U.S. bulk fiber network | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest			20.00%
U.S. bulk fiber network | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition			$ 1,300
Indian telecom tower operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition																70
Gain on disposition of business																2
Indian telecom tower operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition																$ 240
U.K. Rail Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition								$ 40
Proportion of ownership interest in associate								100.00%
U.K. Rail Operation | Consortium | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition								$ 480
North American Gas Storage Platform
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition					$ 125				$ 230
Proportion of ownership interest in associate					24.00%	24.00%	29.00%		29.00%	29.00%	40.00%
North American Gas Storage Platform | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on disposition of business					$ 13				$ 50
North American Gas Storage Platform | Consortium | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition					$ 320	$ 440			$ 580	$ 810
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition				$ 150
Gain on disposition of business				$ 10
Proportion of ownership interest in associate				31.00%
Number of electricity transmission concessions sold | electricityTransmission				1
Number of electricity transmission concessions | electricityTransmission				4
Brazilian electricity transmission operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition				$ 490
Gain on disposition of business				$ 30
Proportion of ownership interest in associate				100.00%
U.S. Retail Colocation Data Center Operation | Disposal of major subsidiary [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition	$ 1,200
Proportion of ownership interest in associate	19.00%	29.00%
U.S. Retail Colocation Data Center Operation | Consortium | Disposal groups classified as held for sale | Disposal of major subsidiary [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition	$ 300
Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on disposition of business													$ 190
Proportion of ownership interest in associate												25.00%	34.00%
Proceeds from sales of interests in associates													$ 260
Brookfield Infrastructure | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition													380
Brookfield Infrastructure | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on disposition of business													310
Brookfield Infrastructure | Consortium | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition													$ 700
Indian Gas Transmission Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition																	$ 55
Gain on disposition of business																	7
Indian Gas Transmission Operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition																	$ 205
European Hyperscale Data Center Platform
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary																	90.00%
Ownership interest																	90.00%
Gain on disposition of business																	$ 25
Proportion of ownership interest in associate																	10.00%
European Hyperscale Data Center Platform | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest																	10.00%
Consideration receivable																	$ 310
European Hyperscale Data Center Platform | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on disposition of business																	160
European Hyperscale Data Center Platform | Consortium | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Consideration receivable																	$ 1,700
Global intermodal logistics operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary																	33.00%	33.00%
Proceeds from disposition																		$ 120
Gain on disposition of business																		50
Proportion of ownership interest in associate														67.00%
Global intermodal logistics operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition																		440
Gain on disposition of business																		$ 190